Reconciliation of liabilities arising from financing activities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Disclosure of reconciliation of liabilities arising from financing activities [text block]
The table below details changes in the Company's liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be classified in the Company's consolidated statements of cash flows from financing activities.

	Cash / non-cash	Total loans and borrowings (Note 21)	Financial payables (Note 22)	Derivatives: (Net) Fair value of forward foreign exchange and currency swap contracts FVPTL	Derivatives: (Net) Fair value of cross currency interest rate swaps
		€m	€m	€m	€m
Opening balance January 1, 2022		2,227.4	19.7	0.4	20.6
Cash inflow (1)	Cash	799.3	—	0.3	139.1
Cash outflow	Cash	(947.9)	(68.5)	—	—
Interest accretion (2)	Cash	2.3	77.5	—	—
Exchange movement	Non-cash	60.9	(0.3)	—	—
Fair value changes	Non-cash	—	—	(0.7)	(103.3)
Other non-cash adjustments	Non-cash	22.9	(2.3)	—	—
Closing balance December 31, 2022		2,164.9	26.1	—	56.4

	Cash / non-cash	Total loans and borrowings (Note 21)	Financial payables (Note 22)	Derivatives: (Net) Fair value of forward foreign exchange and currency swap contracts FVPTL	Derivatives: (Net) Fair value of cross currency interest rate swaps
		€m	€m	€m	€m
Opening balance January 1, 2021		1,758.8	3.3	0.2	72.3
Cash inflow (1)	Cash	800.0	—	0.3	1.4
Cash outflow	Cash	(436.0)	(38.1)	—	(2.3)
Interest accretion (2)	Cash	2.2	57.6	—	—
Acquired through business combinations	Non-cash	19.6	—	—	—
Exchange movement	Non-cash	64.1	(0.2)	—	—
Fair value changes	Non-cash	—	—	(0.1)	(44.0)
Other non-cash adjustments	Non-cash	18.7	(2.9)	—	(6.8)
Closing balance December 31, 2021		2,227.4	19.7	0.4	20.6
(1) Cash inflows from cross currency interest rate swaps are part of effective cash flow hedging relationships. The amount related to payment of interest is presented within interest paid in the Consolidated Statement of Cash Flows. The amount related to repayment of loan principal is presented within proceeds from settlement of derivatives in the Consolidated Statement of Cash Flows.